Business Combination (Details) - Schedule of tiberius net assets acquired (Parentheticals)	Dec. 31, 2020 $ / shares shares
Schedule of tiberius net assets acquired [Abstract]
Public warrants of share | shares	12,750,000
Public per warrant | $ / shares	$ 0.53